The Group's business and general information	12 Months Ended
Jun. 30, 2025
The Group's business and general information
The Group's business and general information

1. The Group’s business and general information

IRSA was founded in 1943, and it has engaged in diverse real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is our direct parent company, whose main shareholders are Inversiones Financieras del Sur S.A., Agroinvestment S.A. and Consultores Venture Capital Uruguay S.A., whose final beneficiary is Eduardo Sergio Elsztain.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on October 23, 2025.

As of the end of these Consolidated Financial Statements, the Group owns 16 shopping malls, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments. Additionally, the Group holds a 29.12% interest in Banco Hipotecario S.A. (BHSA) (see note 7), which is a leading commercial bank in the provision of mortgaged loans in Argentina. BHSA's shares are listed on the BYMA.

The Group operates and holds a majority interest (with the exception of La Ribera Shopping Center, of which it has a 50% ownership interest) in a portfolio of 15 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Paseo Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), three in Buenos Aires Province (Alto Avellaneda, Soleil Premium Outlet and Terrazas de Mayo) and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe). The Group also owns the historic building where the Patio Olmos Shopping Mall is located, operated by a third party.

Likewise, the Group manages a portfolio of five office buildings and has majority stakes in three luxury hotels including the Libertador and Intercontinental hotels in the Autonomous City of Buenos Aires and the exclusive Llao Llao resort, in the city of San Carlos de Bariloche, in southern Argentina. Additionally, the Group participates in the development of residential properties for sale, as well as in other investments.

Economic context in which the Group operated

The Group carried out its activities mainly in Argentina, in an economic environment characterized by significant fluctuations in key macroeconomic variables. The most relevant aspects are summarized below:

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Economic Activity: In the second half of 2024, the Argentine economy showed a recovery after the contraction of the first half, with a year-on-year growth of 6.6% in the Monthly Economic Activity Estimator (EMAE). In the first half of 2025, the performance was mixed, with some sectors continuing to expand while others slowed down or halted their growth pace.

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Inflation: Between July 1, 2024, and June 30, 2025, accumulated inflation, measured by the Consumer Price Index (CPI), reached 39.4%. In the last months of the first half of 2025, the inflation rate showed a downward trend in a context of exchange rate regime flexibility. According to the Market Expectations Survey (REM), annual inflation projected for December 2025 is estimated at 27.3%.

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Exchange Rate: Over the same period and following the signing of a new agreement with the International Monetary Fund (IMF) in April 2025, the previous scheme of gradual monthly exchange rate adjustments (crawling peg) of 1% was replaced by a managed float within bands. The Argentine peso depreciated against the US dollar, moving from an exchange rate of ARS 912 per dollar at the beginning of the fiscal year to ARS 1,205 per dollar at year-end.

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Fiscal Surplus: In the first half of 2025, the national public sector recorded a fiscal surplus equivalent to 0.4% of GDP, associated with the adjustment measures implemented during 2024 to balance public accounts, reduce monetary financing needs, and contain inflation.

Between the second half of 2024 and the first half of 2025, the Government maintained fiscal surplus as the cornerstone of its economic policy, complemented by deregulation measures, structural reforms, and changes in the tax and trade system. The main measures included:

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In the second half of 2024, Congress enacted the “Law of Bases and Starting Points for the Freedom of Argentinians,” which granted legislative powers to the Executive Branch in key areas until the end of 2025 and introduced an incentive regime for large investments (RIGI).

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In tax and agribusiness matters, export duties were eliminated for dairy, pork, and certain beef cuts, while rates were reduced for cattle, poultry, wheat, and barley. In parallel, inflation showed a downward trend, and a fiscal surplus was achieved during the year.

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In the first half of 2025, an agreement was signed with the International Monetary Fund for USD 20 billion, which allowed the flexibilization of the exchange rate regime and the adoption of a band system between ARS 1,000 and ARS 1,400 per dollar for the official exchange rate.

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In the agricultural sector, a temporary reduction of export duties on grains was implemented to encourage exports, and live cattle exports were reauthorized. Additionally, beef export duties were reduced from 9% to 6.75%. In July 2025, this reduction became permanent and was extended to meat, grains, and oilseeds, with the commitment to maintain it during the current administration.

The Company’s Board of Directors continuously monitors the evolution of variables affecting its business in order to define its course of action and identify potential impacts on its financial position and results. The Group’s Consolidated Financial Statements should be read in light of these circumstances.